Condensed Consolidated Balance Sheet - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 31,183	$ 45,579	$ 84,004
Trade accounts receivable	104,467	87,456	70,884
Inventories	55,564	74,488	77,124
Advance deposit		2,661
Sales tax receivable		9,145
Right of use asset - current	54,640
Total current assets	245,854	219,330	232,013
Property and Equipment
Cryptocurrency miners	15,000	15,000	15,000
Less: accumulated depreciation	(15,000)	(15,000)	(15,000)
Total property and equipment
Right of use asset - long term	82,665
Total Assets	328,519	219,330	232,013
Current Liabilities:
Accounts payable and accrued expenses	96,318	69,295	62,568
Advance deposits	1,850		3,658
Sales tax payable	1,710		1,765
Short term loan payable	87,046
Loan related party	40,000
Line of credit	215,950	165,500
Operating lease liability - current	54,640
Total Current Liabilities	731,092	472,874	306,070
Operating lease liability - long term	82,665
Total Liabilities	813,758
Stockholders’ Deficit:
Preferred stock, $0.0001 par value, 20,000,000 shares authorized, 2,000,000 shares issued and outstanding as of September 30, 2025, and December 31, 2024, respectively.	200	200	200
Common stock, $0.0001 par value, 2,000,000,000 shares authorized, 1,884,930,584 shares issued and outstanding as of September 30, 2025, and December 31, 2024, respectively.	188,493	188,493	188,493
Additional paid-in capital	4,814,651	4,814,651	4,814,651
Accumulated deficit	(5,488,581)	(5,256,887)	(5,077,401)
Total Stockholders’ Deficit	(485,238)	(253,543)	(74,057)
Total Liabilities and Stockholders’ Deficit	328,520	219,330	232,013
Revision of Prior Period, Adjustment [Member]
Current Assets:
Advance deposit		2,662
Current Liabilities:
Accounts payable and accrued expenses		69,294
Total Current Liabilities		472,873
Total Liabilities		472,873
Stockholders’ Deficit:
Total Stockholders’ Deficit			(74,056)
Chief Executive Officer [Member]
Current Liabilities:
Due to related party - CEO	$ 233,579	$ 238,079	$ 238,079